Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts receivable	$ 43.5	$ 37.0
Unbilled revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable balances	$ 94.7	$ 136.9